Provisions for employee benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Deficit / surplus () of funded obligations	€ 64	€ 7	€ 25
Net liability (asset)	64	7	25
Employer contributions	300	200	300
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset)	1,789	1,277	1,007	€ 670
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset)	€ 1,725	€ 1,270	€ 982	€ 669
Belgium
Disclosure of net defined benefit liability (asset) [line items]
Guaranteed rate of return on employer contributions	3.25%
Guaranteed rate of return on employee contributions	3.75%
Minimum | Belgium
Disclosure of net defined benefit liability (asset) [line items]
Guaranteed rate of return on employer contributions	1.75%
Maximum | Belgium
Disclosure of net defined benefit liability (asset) [line items]
Guaranteed rate of return on employer contributions	3.75%